Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details) - Schedule of Fair Value Adjustments Recognized (Parentheticals)	12 Months Ended
Dec. 31, 2023
Schedule of Fair Value Adjustments Recognized [Abstract]
Exact Sciences Warrants	5 years